Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	ALLIANZ LIFE INSURANCE CO OF NEW YORK
Entity Central Index Key	0000080019
Entity Filer Category	Non-accelerated Filer